Financial information by segment	6 Months Ended
Jun. 30, 2019
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment

Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating segments are based on the following geographies where the contracted concessional assets are located:

•	North America

•	South America

•	EMEA

Based on the type of business, as of June 30, 2019, the Company had the following business sectors:

Renewable energy: Renewable energy assets include two solar plants in the United States, Solana and Mojave, each with a gross capacity of 280 MW and located in Arizona and California, respectively. The Company owns eight solar platforms in Spain: Solacor 1 and 2 with a gross capacity of 100 MW, PS10 and PS20 with a gross capacity of 31 MW, Solaben 2 and 3 with a gross capacity of 100 MW, Helioenergy 1 and 2 with a gross capacity of 100 MW, Helios 1 and 2 with a gross capacity of 100 MW, Solnova 1, 3 and 4 with a gross capacity of 150 MW, Solaben 1 and 6 with a gross capacity of 100 MW and Seville PV with a gross capacity of 1 MW. The Company also owns a solar plant in South Africa, Kaxu with a gross capacity of 100 MW. Additionally, the Company owns three wind farms in Uruguay, Palmatir, Cadonal and Melowind, with a gross capacity of 50 MW each, and a hydroelectric power plant in Peru with a gross capacity of 4 MW.

Efficient natural gas: The Company´s sole efficient natural gas asset is ACT, a 300 MW cogeneration plant in Mexico, which is party to a 20-year take-or-pay contract with Pemex for the sale of electric power and steam.

Electric transmission lines: Electric transmission assets include (i) three lines in Peru, ATN, ATS and ATN2, spanning a total of 1,015 miles; and (ii) four lines in Chile, Quadra 1, Quadra 2, Palmucho and Chile TL3, spanning a total of 137 miles.

Water: Water assets include a minority interest in two desalination plants in Algeria, Honaine and Skikda with an aggregate capacity of 10.5 Mft3 per day

Atlantica’s Chief Operating Decision Maker (CODM) assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Further Adjusted EBITDA as a measure of the performance of each segment. Further Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements, and compensations received from Abengoa in lieu of Abengoa Concessões Brasil Holding (“ACBH”) dividends (for the period up to the first quarter of 2017 only).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Further Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the six-month periods ended June 30, 2019, Atlantica had three customers with revenues representing more than 10% of the total revenues, two in the renewable energy and one in the efficient natural gas business sectors. In the six-month periods ended June 30, 2018, Atlantica had four customers with revenues representing more than 10% of the total revenues, three in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the six-month periods ended June 30, 2019 and 2018:

	Revenue		Further Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2019	2018	2019	2018
North America	164,536	172,315	147,162	154,659
South America	69,090	59,881	57,464	49,247
EMEA	271,164	280,917	201,772	235,450
Total	504,790	513,113	406,398	439,356

	Revenue		Further Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sector	2019	2018	2019	2018
Renewable energy	380,086	392,213	301,395	345,386
Efficient natural gas	61,698	61,437	54,302	46,982
Electric transmission lines	51,098	47,903	43,585	40,300
Water	11,908	11,560	7,116	6,688
Total	504,790	513,113	406,398	439,356

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2019	2018
Profit/(Loss) attributable to the Company	$16,956	67,350
(Loss)/Profit attributable to non-controlling interests	5,791	5,825
Income tax	27,040	31,019
Share of (profits)/losses of associates	(3,352)	(2,909)
Financial expense, net	209,900	177,774
Depreciation, amortization, and impairment charges	150,063	160,297
Total segment Further Adjusted EBITDA	$406,398	439,356

b)	The assets and liabilities by operating segments (and business sector) as of June 30, 2019 and December 31, 2018 are as follows:

Assets and liabilities by geography as of June 30, 2019:

	North America	South America	EMEA	Balance as of June 30, 2019
	($ in thousands)
Assets allocated
Contracted concessional assets	3,377,228	1,193,156	3,789,392	8,359,776
Investments carried under the equity method	79,119	-	56,377	135,496
Current financial investments	157,083	61,827	31,499	250,409
Cash and cash equivalents (project companies)	146,237	41,704	280,849	468,790
Subtotal allocated	3,759,667	1,296,687	4,158,117	9,214,471
Unallocated assets
Other non-current assets				228,932
Other current assets (including cash and cash equivalents at holding company level)				420,497
Subtotal unallocated				649,429
Total assets				9,863,900

	North America	South America	EMEA	Balance as of June 30, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,708,966	891,278	2,397,176	4,997,420
Grants and other liabilities	1,509,206	7,382	133,383	1,649,971
Subtotal allocated	3,218,172	898,660	2,530,559	6,647,391
Unallocated liabilities
Long-term and short-term corporate debt				689,592
Other non-current liabilities				603,953
Other current liabilities				181,709
Subtotal unallocated				1,475,254
Total liabilities				8,122,645
Equity unallocated				1,741,255
Total liabilities and equity unallocated				3,216,509
Total liabilities and equity				9,863,900

Assets and liabilities by geography as of December 31, 2018:

	North America	South America	EMEA	Balance as of December 31, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	3,453,652	1,210,624	3,884,905	8,549,181
Investments carried under the equity method	-	-	53,419	53,419
Current financial investments	147,213	61,959	30,080	239,252
Cash and cash equivalents (project companies)	195,678	41,316	287,456	524,450
Subtotal allocated	3,796,543	1,313,899	4,255,860	9,366,302
Unallocated assets
Other non-current assets				188,736
Other current assets (including cash and cash equivalents at holding company level)				363,993
Subtotal unallocated				552,729
Total assets				9,919,031

	North America	South America	EMEA	Balance as of December 31, 2018
		($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,725,961	900,801	2,464,352	5,091,114
Grants and other liabilities	1,527,724	7,550	122,852	1,658,126
Subtotal allocated	3,253,685	908,351	2,587,204	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt				684,073
Other non-current liabilities				523,827
Other current liabilities				205,779
Subtotal unallocated				1,413,679
Total liabilities				8,162,919
Equity unallocated				1,756,112
Total liabilities and equity unallocated				3,169,791
Total liabilities and equity				9,919,031

Assets and liabilities by business sector as of June 30, 2019:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of June 30, 2019
			($ in thousands)
Assets allocated
Contracted concessional assets	6,825,572	578,423	869,685	86,096	8,359,776
Investments carried under the equity method	89,149	-	-	46,347	135,496
Current financial investments	33,268	139,076	60,971	17,094	250,409
Cash and cash equivalents (project companies)	426,255	19,567	13,373	9,595	468,790
Subtotal allocated	7,374,244	737,066	944,029	159,132	9,214,471
Unallocated assets
Other non-current assets					228,932
Other current assets (including cash and cash equivalents at holding company level)					420,497
Subtotal unallocated					649,429
Total assets					9,863,900

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of June 30, 2019
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,791,447	536,690	642,496	26,787	4,997,420
Grants and other liabilities	1,648,118	139	957	757	1,649,971
Subtotal allocated	5,439,565	536,829	643,453	27,544	6,647,391
Unallocated liabilities
Long-term and short-term corporate debt					689,592
Other non-current liabilities					603,953
Other current liabilities					181,709
Subtotal unallocated					1,475,254
Total liabilities					8,122,645
Equity unallocated					1,741,255
Total liabilities and equity unallocated					3,216,509
Total liabilities and equity					9,863,900

Assets and liabilities by business sector as of December 31, 2018:

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
	($ in thousands)
Assets allocated
Contracted concessional assets	6,998,020	580,997	882,980	87,184	8,549,181
Investments carried under the equity method	10,257	-	-	43,162	53,419
Current financial investments	15,396	147,192	61,102	15,562	239,252
Cash and cash equivalents (project companies)	453,096	45,625	14,043	11,686	524,450
Subtotal allocated	7,476,769	773,814	958,125	157,594	9,366,302
Unallocated assets
Other non-current assets					188,736
Other current assets (including cash and cash equivalents at holding company level)					363,993
Subtotal unallocated					552,729
Total assets					9,919,031

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,868,626	545,123	647,820	29,545	5,091,114
Grants and other liabilities	1,656,146	161	1,025	794	1,658,126
Subtotal allocated	5,524,772	545,284	648,845	30,339	6,749,240
Unallocated liabilities
Long-term and short-term corporate debt					684,073
Other non-current liabilities					523,827
Other current liabilities					205,779
Subtotal unallocated					1,413,679
Total liabilities					8,162,919
Equity unallocated					1,756,112
Total liabilities and equity unallocated					3,169,791
Total liabilities and equity					9,919,031

c)	The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2019 and 2018 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2019	2018
	($ in thousands)
North America	(53,013)	(59,638)
South America	(22,859)	(21,056)
EMEA	(74,191)	(79,603)
Total	(150,063)	(160,297)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sectors	2019	2018
	($ in thousands)
Renewable energy	(142,895)	(140,491)
Electric transmission lines	(12,593)	(14,608)
Efficent natual gas	5,425	(5,198)
Total	(150,063)	(160,297)